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                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

December 12, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Eleven for Variable Annuities
    Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that for each Registration Statement shown on Appendix A, the form of Prospectus, each dated April 28, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 20, 2008.

If you have any questions, please contact me at (212) 578-5334.

Sincerely,


/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel
Metropolitan Life Insurance Company

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APPENDIX A

REGISTRATION STATEMENTS CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES ACT OF 1933

Registration  Statement   Registrant
-----------------------   --------------------------------------------------
                          MetLife of CT Separate Account Eleven for Variable
                          Annuities
333-152189/811-21262      Universal Annuity
333-152190/811-21262      Universal Select Annuity
333-152191/811-21262      Universal Annuity Advantage
333-152192/811-21262      MetLife Retirement Account (A)
333-152193/811-21262      MetLife Retirement Account (B)
333-152194/811-21262      Gold Track / Gold Track Select